Related Party Transactions (Details) - Schedule of key management personnel equity holdings - shares	12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2020
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance at beginning	18,380,777		18,380,777		18,380,777
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance at ending	18,380,777		18,380,777		18,380,777
Directors [Member] | Mr. Geoffrey Kempler [member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance at beginning	18,011,000		18,011,000		18,011,000
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance at ending	18,011,000		18,011,000		18,011,000
Directors [Member] | Mr. Lawrence Gozlan [member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance at beginning
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance at ending
Directors [Member] | Mr. Brian Meltzer [member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance at beginning	326,666		326,666		326,666
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance at ending	326,666		326,666		326,666
Directors [Member] | Mr. Peter Marks [member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance at beginning	43,111		43,111		43,111
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance at ending	43,111		43,111		43,111
Directors [Member] | Dr. David Sinclair [member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance at beginning		[1]
Received as Remuneration		[1]
Received on Exercise of Options		[1]
Net Change Other		[1]
Balance at ending		[1]		[1]
Directors [Member] | Mr. Tristan Edwards [member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance at beginning		[1]
Received as Remuneration		[1]
Received on Exercise of Options		[1]
Net Change Other		[1]
Balance at ending		[1]		[1]
Directors [Member] | Ms. Kathryn Andrews [member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance at beginning
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance at ending
Directors [Member] | Dr. David Stamler [member]
Related Party Transactions (Details) - Schedule of key management personnel equity holdings [Line Items]
Balance at beginning
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance at ending

[1]	David Sinclair and Tristan Edwards resigned on January 4, 2022.